CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (70,691)	$ (68,859)	$ 110,701
Other comprehensive income (loss), net of tax
Change in unrealized gains on investments in available-for-sale securities		0	(578)	1,181
Adjustment for net (gains) losses realized and included in net income, net of tax		0	(603)	0
Total change in unrealized gains on investments in available-for-sale securities, net of tax	[1]	0	(1,181)	1,181
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(70,691)	(70,040)	111,882
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		(280)	0	(47)
Comprehensive income		$ (70,411)	$ (70,040)	$ 111,929

[1]	Net of tax of ($314) and $314 for the years ended December 31, 2018 and 2017, respectively.